Share based payment reserve	6 Months Ended
Feb. 28, 2022
Share based payment reserve

14.	Share based payment reserve

Period/year ended	February 28, 2022	August 31, 2021
Balance at beginning of period/year	$5,680	$2,748
Share based compensation – Common shares (Note 17)	1,513	2,933
Transfer of reserve on exercise of options	-	(1)
Balance at end of period/year	$7,193	$5,680

Omnibus Equity Incentive Plan

Effective June 26, 2019, the Company adopted the Omnibus Equity Incentive Plan dated June 26, 2019 (the “Omnibus Plan”), which Omnibus Plan was approved by the shareholders on August 16, 2019, subsequently updated and approved by the shareholders on February 25, 2022.

The purposes of the Omnibus Plan are: (a) to advance the interests of the Company by enhancing the ability of the Company and its subsidiaries to attract, motivate and retain employees, officers, directors, and consultants, which either of directors or officers may be consultants or employees; (b) to reward such persons for their sustained contributions; and (c) to encourage such persons to take into account the long-term corporate performance of the Company.

The Omnibus Plan provides for the grant of options, restricted share units, deferred share units and performance share units (collectively, the “Omnibus Plan Awards”), all of which are described in detail in the Form 20-F Annual Report for the year ended August 31, 2021.

The Omnibus Plan provides for the grant of other share-based awards to participants (“Other Share-Based Awards”), which awards would include the grant of common shares. All Other Share-Based Awards will be granted by an agreement evidencing the Other Share-Based Awards granted under the Omnibus Plan.

Subject to adjustments as provided for under the Omnibus Plan, the maximum number of shares issuable pursuant to Omnibus Plan Awards outstanding at any time under the Omnibus Plan shall not exceed 10% of the aggregate number of common shares outstanding from time to time on a non-diluted basis; provided that the acquisition of common shares by the Company for cancellation shall not constitute non-compliance with the Omnibus Plan for any Omnibus Plan Awards outstanding prior to such purchase of common shares for cancellation.

As at February 28, 2022, the Company had 14,910,506 (August 31, 2021 – 12,513,055) options available for issuance under the Omnibus Plan.

The continuity of outstanding stock options for the six-month period ended February 28, 2022 and year ended August 31, 2021 is as follows:

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2020	7,352,000	CAD $0.41
Options exercised	(1,000)	CAD $0.40
Balance – August 31, 2021	7,351,000	CAD $0.41
Options exercised	(450,000)	CAD $0.42
Balance – February 28, 2022	6,901,000	CAD $0.41

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
Exercise price (1)	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	Date	life (years) (1)
CAD $0.40	3,519,000	3,519,000	October 11, 2026	4.6
CAD $0.43	3,282,000	3,282,000	September 29, 2026	4.6
CAD $0.35	100,000	100,000	January 2, 2027	4.8
CAD $0.41	6,901,000	6,901,000		4.6

(1)	Total represents weighted average.